Debt (Narrative) (Details)	1 Months Ended		12 Months Ended				1 Months Ended				12 Months Ended					1 Months Ended							12 Months Ended	1 Months Ended							12 Months Ended								12 Months Ended
	Nov. 30, 2011 USD ($)	Jul. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Verizon $6.2 Billion Three-Year Credit Facility [Member] USD ($)	Nov. 30, 2011 Notes Due 2014 [Member] USD ($)	Nov. 30, 2011 Notes Due 2016 [Member] USD ($)	Nov. 30, 2011 Notes Due 2021 [Member] USD ($)	Nov. 30, 2011 Notes Due 2041 [Member] USD ($)	Dec. 31, 2011 1.95% Notes [Member] USD ($)	Dec. 31, 2011 3.00% Notes [Member] USD ($)	Dec. 31, 2011 4.60% Notes [Member] USD ($)	Dec. 31, 2011 6.00% Notes [Member] USD ($)	Dec. 31, 2011 Verizon Communications Notes [Member] USD ($)	Nov. 30, 2011 Verizon Communication Notes Due September 2012 [Member] USD ($)	Nov. 30, 2011 Verizon Communication Notes Due June 2012 [Member] USD ($)	Jul. 31, 2011 7.25% Verizon Communication Notes [Member] USD ($)	Jul. 31, 2010 7.25% Verizon Communication Notes [Member]	Feb. 29, 2012 Verizon Wireless Notes [Member] USD ($)	Dec. 31, 2011 Verizon Wireless Notes [Member] EUR (€)	May 31, 2011 Verizon Wireless Notes [Member] USD ($)	Dec. 31, 2011 Three-Month LIBOR Plus 0.61% [Member] USD ($)	Apr. 30, 2011 Verizon Pennsylvania 5.65% Debentures [Member] USD ($)	Apr. 30, 2011 Verizon New England 6.50% Debentures [Member] USD ($)	Nov. 30, 2011 Verizon Florida Inc. Debentures Due January 15, 2012 [Member] USD ($)	Nov. 30, 2011 Verizon Maryland Inc. Debentures Due March 1, 2012 [Member] USD ($)	Nov. 30, 2011 Verizon New York Inc. Debentures Due April 1, 2012 [Member] USD ($)	Jan. 31, 2012 Verizon New Jersey Inc. Debentures [Member] USD ($)	Nov. 30, 2011 Verizon New Jersey Inc. Debentures [Member]	Dec. 31, 2010 Floating Rate Notes [Member] USD ($)	Dec. 31, 2010 Three-Year Term Loan Facility [Member] USD ($)	Dec. 31, 2010 6.125% Verizon New York Inc. Debentures [Member] USD ($)	Dec. 31, 2010 6.375% Verizon North Inc. Debentures [Member] USD ($)	Dec. 31, 2010 8.625% Verizon New York Inc. Debentures [Member] USD ($)	Dec. 31, 2010 6.3% Verizon Northwest Inc. Debentures [Member] USD ($)	Dec. 31, 2011 Guarantee Of Indebtedness Of Certain Telephone Subsidiaries [Member] USD ($)	Dec. 31, 2011 Guarantee Of Indebtedness Of Others [Member] USD ($)	Dec. 31, 2011 Euro Denominated Debt [Member] USD ($)	Dec. 31, 2011 Euro Denominated Debt [Member] EUR (€)
Debt Instrument [Line Items]
Weighted average interest rate of commercial paper			0.40%
Amount of borrowing capacity on three-year credit facility						$ 6,200,000,000																										$ 4,400,000,000
Amount of unused borrowing capacity on three-year credit facility						6,100,000,000
Line of Credit Facility, maturity date						October 15, 2014
Aggregate principal amount	4,600,000,000		6,250,000,000				800,000,000	1,300,000,000	1,900,000,000	800,000,000	1,500,000,000	1,250,000,000	1,500,000,000	1,000,000,000									1,000,000,000
Cash proceeds from debt	4,550,000,000		6,190,000,000
Debt instrument maturity date							2014	2016	2021	2041	2014	2016	2021	2041		September 2012	June 2012		December 2010				2014	November 15, 2011	September 15, 2011	January 2013	March 2012	April 2012			June 2011	September 2011
Stated interest rate on debt instrument							1.25%	2.00%	3.50%	4.75%	1.95%	3.00%	4.60%	6.00%	5.35%	7.375%	6.875%		7.25%	5.25%	7.625%		0.61%	5.65%	6.50%	6.125%	6.125%	6.875%	5.875%	6.875%			6.125%	6.375%	8.625%	6.30%			7.625%	7.625%
Debt instrument, description of variable rate basis																							LIBOR plus 0.61%
Amount of notes repaid															500,000,000	1,000,000,000	600,000,000									400,000,000	500,000,000	1,000,000,000	1,000,000,000		1,000,000,000	4,000,000,000	300,000,000	200,000,000	200,000,000	200,000,000
Redemption price of notes percentage																105.20%	103.50%		102.70%					102.90%	102.30%	106.30%	101.50%	102.20%			100.00%
Notional amount of interest rate fair value hedge derivatives																1,000,000,000
Borrowings under the credit facility			300,000,000
Portion of aggregate value received in connection with merger as special cash payments (rounded)		3,100,000,000
Repayment of notes																		2,000,000,000		800,000,000	700,000,000	4,000,000,000		1,000,000,000	1,000,000,000
Repayments of debt			11,805,000,000	8,136,000,000	19,260,000,000																																		900,000,000	700,000,000
Amount of vendor financing facility repaid				200,000,000
Debt redemption costs	100,000,000
Principal amount outstanding in connection with the guarantee of debt obligations			$ 55,152,000,000	$ 52,794,000,000																																	$ 6,400,000,000	$ 1,700,000,000